Other Assets, Non-Current (Details) - USD ($)		Jun. 30, 2026	Jan. 14, 2026	Dec. 31, 2025
Other Assets, Non-Current [Abstract]
Remitted deposit amount				$ 15,194,628
Refundable prepayment amount			$ 4,500,000
Amount of purchase of shares	[1]	$ 1,000,000

[1]	In 2026, the Company paid $1,000,000 to Hongli Development Limited for the purchase of shares of Hongli Group Inc. On September 30, 2026, the Company completed the share transfer